Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Revenue From Contracts with Customers [Abstract]
Revenue from contracts with customers by product and segment
For the year ended December 31, 2022, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$240,452	$311,547	$—	$551,999
Gold revenue - concentrate	151,614	—	91,145	242,759
Silver revenue - doré	2,804	1,415	—	4,219
Silver revenue - concentrate	3,257	—	20,200	23,457
Lead concentrate	—	—	18,659	18,659
Zinc concentrate	—	—	30,368	30,368
Revenue from contracts with customers	$398,127	$312,962	$160,372	$871,461
Gain (loss) on revaluation of derivatives in trade receivables - gold	475	—	(1,085)	(610)
Gain on revaluation of derivatives in trade receivables - other metals	—	—	1,133	1,133
	$398,602	$312,962	$160,420	$871,984

For the year ended December 31, 2021, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$316,245	$271,696	$—	$587,941
Gold revenue - concentrate	162,145	—	90,418	252,563
Silver revenue - doré	3,095	1,662	—	4,757
Silver revenue - concentrate	4,270	—	24,298	28,568
Lead concentrate	—	—	26,781	26,781
Zinc concentrate	—	—	42,864	42,864
Revenue from contracts with customers	$485,755	$273,358	$184,361	$943,474
Gain (loss) on revaluation of derivatives in trade receivables - gold	314	—	(2,242)	(1,928)
Loss on revaluation of derivatives in trade receivables - other metals	—	—	(632)	(632)
	$486,069	$273,358	$181,487	$940,914